Revenue (Details) - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	£ 8,822	£ 6,621
Total other revenue	622	320
Total revenue from continuing operations	9,444	6,941
Income from insurance recovery	47
UK
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	4,285	2,911
Total other revenue	304	89
Total revenue from continuing operations	4,589	3,000
US
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	4,537	3,710
Total other revenue	318	231
Total revenue from continuing operations	4,855	3,941
UK Electricity Transmission
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	947	1,033
Total other revenue	8	4
Total revenue from continuing operations	955	1,037
UK Electricity Transmission | UK
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	947	1,033
Total other revenue	8	4
UK Electricity Transmission | US
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	0
Total other revenue	0	0
UK Electricity Distribution
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	983	507
Total other revenue	14	2
Total revenue from continuing operations	997	509
UK Electricity Distribution | UK
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	983	507
Total other revenue	14	2
UK Electricity Distribution | US
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	0
Total other revenue	0	0
UK Electricity System Operator
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	2,045	1,142
Total other revenue	0	0
Total revenue from continuing operations	2,045	1,142
UK Electricity System Operator | UK
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	2,045	1,142
Total other revenue	0	0
UK Electricity System Operator | US
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	0
Total other revenue	0	0
New England
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	1,732	1,665
Total other revenue	28	21
Total revenue from continuing operations	1,760	1,686
New England | UK
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	0
Total other revenue	0	0
New England | US
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	1,732	1,665
Total other revenue	28	21
New York
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	2,740	1,954
Total other revenue	18	17
Total revenue from continuing operations	2,758	1,971
New York | UK
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	0
Total other revenue	0	0
New York | US
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	2,740	1,954
Total other revenue	18	17
NGV and Other
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	375	320
Total other revenue	554	276
Total revenue from continuing operations	929	596
NGV and Other | UK
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	310	229
Total other revenue	282	83
NGV and Other | US
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	65	91
Total other revenue	272	193
Transmission
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	1,484	1,425
Transmission | UK Electricity Transmission
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	931	1,020
Transmission | UK Electricity Distribution
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	0
Transmission | UK Electricity System Operator
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	77	0
Transmission | New England
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	53	17
Transmission | New York
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	117	167
Transmission | NGV and Other
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	306	221
Distribution
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	5,232	3,874
Distribution | UK Electricity Transmission
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	0
Distribution | UK Electricity Distribution
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	940	447
Distribution | UK Electricity System Operator
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	0
Distribution | New England
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	1,675	1,644
Distribution | New York
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	2,617	1,783
Distribution | NGV and Other
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	0
System Operator
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	1,968	1,142
System Operator | UK Electricity Transmission
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	0
System Operator | UK Electricity Distribution
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	0
System Operator | UK Electricity System Operator
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	1,968	1,142
System Operator | New England
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	0
System Operator | New York
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	0
System Operator | NGV and Other
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	0
Generation
Revenue from Contracts with Customers [line items]
Total other revenue	224	178
Generation | UK Electricity Transmission
Revenue from Contracts with Customers [line items]
Total other revenue	0	0
Generation | UK Electricity Distribution
Revenue from Contracts with Customers [line items]
Total other revenue	0	0
Generation | UK Electricity System Operator
Revenue from Contracts with Customers [line items]
Total other revenue	0	0
Generation | New England
Revenue from Contracts with Customers [line items]
Total other revenue	0	0
Generation | New York
Revenue from Contracts with Customers [line items]
Total other revenue	0	0
Generation | NGV and Other
Revenue from Contracts with Customers [line items]
Total other revenue	224	178
Other
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	138	180
Total other revenue	398	142
Other | UK Electricity Transmission
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	16	13
Total other revenue	8	4
Other | UK Electricity Distribution
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	43	60
Total other revenue	14	2
Other | UK Electricity System Operator
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	0	0
Total other revenue	0	0
Other | New England
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	4	4
Total other revenue	28	21
Other | New York
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	6	4
Total other revenue	18	17
Other | NGV and Other
Revenue from Contracts with Customers [line items]
Total IFRS 15 revenue	69	99
Total other revenue	£ 330	£ 98